Consolidated statement of cash flows - RUB (₽) ₽ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax		₽ 4,501	₽ 3,840	₽ 3,107
Adjustments to reconcile profit before tax to net cash flows generated from operating activities
Depreciation and amortization		864	796	796
Foreign exchange loss/(gain), net		(262)	116	923
Interest income, net		(1,782)	(1,016)	(834)
Credit loss expense		474	220	215
Share-based payments		635	398	224
Impairment of intangible assets		23	104	878
Loss from initial recognition		143
Other		417	46	80
Operating profit before changes in working capital		5,013	4,504	5,389
(Increase)/decrease in trade and other receivables		1,127	(3,683)	(709)
(Increase)/decrease in other assets		(529)	150	(127)
Increase in customer accounts and amounts due to banks		14,601	898	90
Increase in trade and other payables		7,347	3,414	1,020
Loans issued from banking operations		(5,827)	(1,888)
Cash flows generated from operations		21,732	3,395	5,663
Interest received		1,795	1,048	858
Interest paid		(113)	(70)	(101)
Income tax paid		(769)	(813)	(877)
Net cash flow generated from operating activities		22,645	3,560	5,543
Cash flows (used in)/generated from investing activities
Acquisition of joint control company		(21)	(813)
Cash received upon /(used in) business combination		138	(321)	(10)
Purchase of property and equipment		(736)	(292)	(388)
Purchase of intangible assets		(385)	(566)	(298)
Loans issued		(187)	(376)	(675)
Repayment of loans issued		4	316	774
Purchase of debt instruments		(810)	(1,376)	(549)
Proceeds from settlement of debt instruments		672	1,775	1,326
Net cash (used in)/generated from investing activities		(1,325)	(1,653)	180
Cash flows (used in)/generated from financing activities
Proceeds from borrowings				2
Repayment of borrowings				(4)
Dividends paid to owners of the Group			(2,148)	(4,628)
Dividends paid to non-controlling shareholders		(29)	(12)	(7)
Net cash used in financing activities		(29)	(2,160)	(4,637)
Effect of exchange rate changes on cash and cash equivalents		1,240	(333)	(1,428)
Net increase/(decrease) in cash and cash equivalents		22,531	(586)	(342)
Cash and cash equivalents at the beginning of year	[1]	18,435	19,021	19,363
Cash and cash equivalents at the end of year	[1]	₽ 40,966	₽ 18,435	₽ 19,021

[1]	Cash and cash equivalents at the end of year 2016 and 2017 do not reconcile to Note 14 by 24 and 29 respectively, due to the amount of cash classified as part of assets held for sale as of December 31, 2016 and 2017.